Summary of significant accounting policies - Share-based compensation (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Threshold cash return on investment upon termination event to determine vesting of performance shares			$ 1,515
Service-based options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Award expiration period	10 years	10 years
Expected life of options		6 years 3 months	6 years 3 months
Expected volatility, Minimum		45.10%	44.80%
Expected volatility, Maximum		45.30%	46.60%
Risk-free interest rates, Minimum		1.60%	2.50%
Risk-free interest rates, Maximum		1.70%	2.80%
Weighted-average grant-date fair value		$ 7.29	$ 2.69
Performance-based options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Award expiration period	10 years	10 years
Expected life of options			4 years 6 months
Expected volatility			55.00%
Expected volatility, Minimum		50.00%
Expected volatility, Maximum		55.00%
Risk-free interest rates			2.70%
Risk-free interest rates, Minimum		1.49%
Risk-free interest rates, Maximum		1.67%
Expected dividend yield			0.00%
Weighted-average grant-date fair value		$ 6.02	$ 1.91
Threshold cash return on investment upon termination event to determine vesting of performance shares	$ 1,515	$ 1,515
Minimum | Performance-based options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life of options		3 years
Maximum | Performance-based options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life of options		3 years 3 months